Expense Example - Main BuyWrite ETF - Main BuyWrite ETF	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	$ 1,360